UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                 ANNUAL REPORT

                               FOR THE YEAR ENDED
                               DECEMBER 31, 2008

(GRAPHIC)

FIRST TRUST
ENHANCED EQUITY
INCOME FUND

                         CHARTWELL INVESTMENT PARTNERS
                   INSTITUTIONAL AND PRIVATE ASSET MANAGEMENT

(FIRST TRUST LOGO)

                                   (GRAPHIC)

TABLE OF CONTENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

Shareholder Letter .......................................    1
At a Glance ..............................................    2
Portfolio Commentary .....................................    3
Portfolio of Investments .................................    5
Statement of Assets and Liabilities ......................   13
Statement of Operations ..................................   14
Statements of Changes in Net Assets ......................   15
Financial Highlights .....................................   16
Notes to Financial Statements ............................   17
Report of Independent Registered Public Accounting Firm ..   23
Additional Information ...................................   24
Board of Trustees and Officers ...........................   26
Privacy Policy ...........................................   30

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Chartwell and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

SHAREHOLDER LETTER

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2008

Dear Shareholders:

The year ended December 31, 2008 brought all sorts of challenges to investors. Throughout 2008, the financial sector was plagued with failures in banking, insurance and by brokerage firms. By year's end, after a meltdown in the credit markets, historically high levels of volatility in the stock market, and the resulting turmoil to the overall economy, the Dow Jones Industrial Average's (the "Dow") total return was -31.92% (as of 12/31/08). In fact, 2008 was the Dow's third worst calendar year since its inception in 1896. For the year, the negative total return performance of the Dow was surpassed only by 1931 and 1907, two years in which the U.S. was also enduring a major banking crisis. Of the thirty stocks in the Dow, only two were up in 2008.

Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") has always believed that in order to be successful in reaching your financial goals, you should be invested for the long term. A long-term investor understands that the market, from a historical perspective, has always experienced ups and downs. But history has shown that the patient investor is typically rewarded over the long term. While no one has the ability to predict when the markets will recover, we believe that staying invested in quality products and having a long-term perspective can help investors reach their financial goals.

The report you hold contains detailed information about your investment in the First Trust Enhanced Equity Income Fund (the "Fund"). It contains a portfolio commentary from the Fund's portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by the report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to making available up-to-date reports about your investments so you and your financial advisor have current information on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/s/ James A. Bowen
James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE" (UNAUDITED)
AS OF DECEMBER 31, 2008

FUND STATISTICS

Symbol on New York Stock Exchange                                      FFA
Common Share Price                                            $       8.85
Common Share Net Asset Value ("NAV")                          $      11.15
Premium (Discount) to NAV                                           (20.63)%
Net Assets Applicable to Common Shares                        $222,675,369
Current Quarterly Distribution per Common Share (1)           $      0.400
Current Annualized Distribution per Common Share              $      1.600
Current Distribution Rate on Closing Common Share Price (2)          18.08%
Current Distribution Rate on NAV (2)                                 14.35%

                COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                               (PERFORMANCE GRAPH)

              Common
           Share Price    NAV
           -----------   -----
12/31/07      16.14      18.38
1/4/08        15.78      17.68
1/11/08       15.9       17.46
1/18/08       14.79      16.63
1/25/08       15.13      16.78
2/1/08        16.13      17.53
2/8/08        15.56      17.02
2/15/08       15.39      17.17
2/22/08       15.48      17.18
2/29/08       15.50      16.94
3/7/08        14.74      16.40
3/14/08       14.53      16.28
3/20/08       14.06      16.44
3/28/08       14.31      16.32
4/4/08        14.90      16.83
4/11/08       14.42      16.42
4/18/08       14.84      16.98
4/25/08       15.00      17.06
5/2/08        15.21      17.23
5/9/08        15.09      16.98
5/16/08       15.44      17.41
5/23/08       15.05      16.92
5/30/08       15.30      17.14
6/6/08        14.86      16.64
6/13/08       14.74      16.45
6/20/08       13.85      15.57
6/27/08       13.31      15.03
7/3/08        12.97      14.91
7/11/08       12.64      14.67
7/18/08       12.96      14.88
7/25/08       12.88      14.85
8/1/08        13.11      14.92
8/8/08        13.39      15.36
8/15/08       13.35      15.44
8/22/08       13.21      15.35
8/29/08       13.29      15.36
9/5/08        12.97      14.99
9/12/08       12.82      15.12
9/19/08       11.92      14.74
9/26/08       11.38      14.31
10/3/08       10.7       13.07
10/10/08      7.77       10.84
10/17/08      9.22       11.36
10/24/08      8.77       10.71
10/31/08      9.76       11.61
11/7/08       9.30       11.36
11/14/08      8.59       10.76
11/21/08      8.45       10.01
11/28/08      8.55       10.98
12/5/08       8.20       10.94
12/12/08      8.31       11.11
12/19/08      8.10       10.82
12/26/08      8.36       10.82
12/31/08      8.85       11.15

PERFORMANCE

                                        Total Return
                    1 Year Ended   Inception (8/26/2004)
                     12/31/2008        to 12/31/2008
                    ------------   ---------------------
Fund Performance
NAV (3)                -30.54%           -2.56%
Market Value (4)       -37.22            -8.57%
Index Performance
S&P 500 Index          -37.00%             2.62%

                                  % OF LONG-TERM
TOP 10 HOLDINGS                     INVESTMENTS
---------------                   --------------
Exxon Mobil Corp.                       4.8%
Bristol-Myers Squibb Company            4.4
Abbott Laboratories                     3.6
Verizon Communications, Inc.            3.3
Occidental Petroleum Corp.              3.1
Pfizer, Inc.                            2.9
Emerson Electric Company                2.9
Annaly Capital Management, Inc.         2.7
Chevron Corp.                           2.6
Intel Corp.                             2.6
                                       ----
   Total                               32.9%
                                       ====

                                  % OF LONG-TERM
SECTOR CLASSIFICATION               INVESTMENTS
---------------------             --------------
Energy                                 19.0%
Financials                             15.4
Industrials                            12.3
Health Care                            12.1
Consumer Staples                       10.1
Information Technology                  9.5
Telecommunication Services              8.1
Consumer Discretionary                  7.2
Materials                               3.2
Utilities                               3.1
                                      -----
   Total                              100.0%
                                      =====

(1) Most recent distribution paid or declared through 12/31/2008. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the year ended 12/31/2008 and then dividing by Common Share price or NAV, as applicable, as of 12/31/2008.

(3) Total return based on NAV is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Founded in 1997, Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment firm focusing on institutional, sub-advisory and private client relationships. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

                            PORTFOLIO MANAGEMENT TEAM

                         (PHOTO OF BERNARD P. SCHAFFER)

BERNARD P. SCHAFFER
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Schaffer is a founding partner of Chartwell and has 37 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund, he focuses on securities in the Energy, Financials and Staples industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds. These funds utilized option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

                          (PHOTO OF DOUGLAS W. KUGLER)

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER

Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 11 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary segments of the market. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler is a member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia. Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

                           (PHOTO OF KEVIN A. MELICH)

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

Mr. Melich is a founding partner of Chartwell and has 44 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997 where he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich is a member of the CFA Institute and the CFA Society of Philadelphia. He earned a Bachelor of Science degree in economics from St. John Fisher College.

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund ("FFA" or the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges and on an ongoing and consistent basis, the Fund will write
(sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

The stock market has experienced a very tumultuous and difficult time over the past year. As we wrote in our Portfolio Commentary for the 2007 Annual Report, the seizing of the credit markets in mid-to-late-summer 2007 was the beginning of the end for the period of "easy money" that had fueled the stock market and the economy. One of the significant reasons this occurred was the tremendous decline in housing prices, which remains an ongoing issue. What started out as a financial crisis of too much leverage has turned into a worldwide economic recession as the value of leveraged financial assets eroded significantly. The ensuing write down of asset values brought into question the solvency of financial institutions worldwide and caused some venerable financial institutions to either close their doors or to be effectively taken over by the government. This has in turn had a substantial chilling effect on the willingness of banks to lend and on economic activity everywhere. In an effort to bring liquidity and order back to the system, both the former and current Administrations, the Federal Reserve, the U.S. Treasury and the Congress have responded with unprecedented measures not seen since Franklin Roosevelt's "New Deal". In several months the U.S. has done what the Japanese took 10 years to implement in the 1990s in the wake of their financial crisis.

The result so far can be described as mixed. The $700 Troubled Asset Relief Program of 2008, known as TARP, has only been funded up to $350 Billion. That amount has been quickly taken up by direct investment in banks, as opposed to the original intent to purchase troubled assets. The effectiveness of this program is doubted by the markets and it has not raised confidence levels. The fight continues over the next round of funding for TARP and how it will be used. Numerous other government programs have been initiated with mixed levels of success. In mid-December, the Federal Reserve dropped the federal funds target rate to an unprecedented range of 0.00% to 0.25%. In addition, it promised more liquidity-providing tools would be forthcoming. On the positive side, these moves have succeeded in that they have prevented a meltdown of the banking system and several significant measures of liquidity have improved. The run on banks and the decline in the normally constant $1.00 net asset value in money market funds was stemmed by the aforementioned programs. Further, the high-grade commercial paper market is now functioning close to normal.

PERFORMANCE ANALYSIS

The NAV performance of FFA for the year ended December 31, 2008 was -30.54% and the total return on the common stock was -37.22%. Both these returns were inclusive of distributions of $1.60 per share. During this same time period, the S&P 500 Index returned -37.00%. During 2008 the income generation of the portfolio was strengthened by purchasing stocks with higher-than-average dividend yields. In addition, the Fund took full advantage of historically high volatility in the market and sold call options on a high percentage of the Fund's holdings, which supplemented the dividend stream and offset some of the losses experienced by the underlying portfolio. While we believe this strategy of combining high dividend-paying stocks and an option overwrite program is a solid long-term strategy, the market for stocks that carry a higher-than-average dividend yield was hit particularly hard by the aforementioned events as market participants sold out of stocks with higher yields (such as Financials) while flocking towards other stocks with lower yields (such as Health Care and Consumer Staples). The main positive contributors to the Fund's portfolio performance versus the S&P 500 Index during 2008 were in the Information Technology, Energy and Health Care sectors. The outperformance in Information Technology was driven by the Fund's underweight position and good stock selection, while outperformance in the Energy sector was driven by strong stock selection. The Fund's good relative results in Health Care came from strong stock selection, as the Health Care stocks the Fund owned benefited from their position of being less economically sensitive. Underperformance came mostly from the Consumer Staples, Consumer Discretionary and Industrials sectors. The main driver in each of these sectors was stock selection.

MARKET & FUND OUTLOOK

We expect continued volatility in the market during 2009. The unprecedented series of events and cloudy outlook may keep investors on the sidelines for an extended period. Adding to investor anxiety are major questions about the economy, the financial system and what form additional government support for both the economy and financial markets will take. As the market digests various data points it will be receiving during 2009, it will be evaluating them to determine if they contain signals that indicate a change in the outlook for housing, the credit markets and the overall economy. Once the market begins to sense that an economic bottom will be reached, we would expect it to begin to move higher. However, the major question is how long this process will take. While we do not know the answer, we will be watching and observing the various signals and will position the Fund's portfolio accordingly. Under this clouded outlook, we reduced the Fund's exposure to economically exposed groups (Financials and Industrials) and added to some of the more defensive areas of the market (Health Care and Utilities), while slowly adding to some early cycle names which have solid yields and have been oversold in our opinion. As these uncertain conditions continue, we are likely to maintain a fairly high level of covered calls written on the Fund's holdings. We will continue to manage the portfolio with the dual objectives of earning dividend income and options gains while seeking capital appreciation opportunities over the market cycle.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
DECEMBER 31, 2008

SHARES                          DESCRIPTION                             VALUE
-------     -----------------------------------------------------   ------------
COMMON STOCKS - 100.9%
            AEROSPACE & DEFENSE - 3.7%
  150,000   Honeywell International, Inc. .......................   $  4,924,500
   64,200   United Technologies Corp. ...........................      3,441,120
                                                                    ------------
                                                                       8,365,620
                                                                    ------------
            BEVERAGES - 5.6%
  100,000   Coca-Cola (The), Company ............................      4,527,000
   78,000   Diageo PLC, SP ADR ..................................      4,425,720
   66,025   PepsiCo, Inc. .......................................      3,616,189
                                                                    ------------
                                                                      12,568,909
                                                                    ------------
            CAPITAL MARKETS - 3.7%
  120,000   AllianceBernstein Holding, LP (b) ...................      2,494,800
   15,000   Ameriprise Financial, Inc. ..........................        350,400
  160,000   Bank of New York Mellon (The), Corp. ................      4,532,800
   80,000   Merrill Lynch & Co., Inc. ...........................        931,200
                                                                    ------------
                                                                       8,309,200
                                                                    ------------
            CHEMICALS - 3.2%
  140,000   Dow Chemical (The), Company .........................      2,112,600
  120,000   PPG Industries, Inc. ................................      5,091,600
                                                                    ------------
                                                                       7,204,200
                                                                    ------------
            COMMERCIAL BANKS - 1.1%
  100,000   U.S. Bancorp ........................................      2,501,000
                                                                    ------------
            COMMERCIAL SERVICES & SUPPLIES - 0.6%
   40,000   Waste Management, Inc. ..............................      1,325,600
                                                                    ------------
            COMMUNICATIONS EQUIPMENT - 2.2%
  295,200   Cisco Systems, Inc. (c) .............................      4,811,760
                                                                    ------------
            COMPUTERS & PERIPHERALS - 0.9%
   24,000   International Business Machines Corp. ...............      2,019,840
                                                                    ------------
            DIVERSIFIED FINANCIAL SERVICES - 4.5%
  192,500   Bank of America Corp. ...............................      2,710,400
  800,000   CIT Group, Inc. .....................................      3,632,000
  115,000   JPMorgan Chase & Company ............................      3,625,950
                                                                    ------------
                                                                       9,968,350
                                                                    ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.1%
  200,000   Alaska Communications Systems Group, Inc. ...........      1,876,000
  172,000   AT&T, Inc. ..........................................      4,902,000
  249,600   Consolidated Communications Holdings, Inc. ..........      2,965,248
  100,000   Frontier Communications Corp. .......................        874,000
  221,620   Verizon Communications, Inc. ........................      7,512,918
                                                                    ------------
                                                                      18,130,166
                                                                    ------------
            ELECTRIC UTILITIES - 3.2%
   60,000   Exelon Corp. ........................................      3,336,600
  100,000   Southern Company ....................................      3,700,000
                                                                    ------------
                                                                       7,036,600
                                                                    ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

SHARES                          DESCRIPTION                             VALUE
-------     -----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
            ELECTRICAL EQUIPMENT - 3.0%
  180,000   Emerson Electric Company ............................   $  6,589,800
                                                                    ------------
            HEALTHCARE PROVIDERS & SERVICES - 0.1%
   60,000   Brookdale Senior Living, Inc. .......................        334,800
                                                                    ------------
            HOTELS, RESTAURANTS & LEISURE - 3.4%
  200,000   Carnival Corp. ......................................      4,864,000
   50,000   Darden Restaurants, Inc. ............................      1,409,000
   20,000   McDonald's Corp. ....................................      1,243,800
                                                                    ------------
                                                                       7,516,800
                                                                    ------------
            HOUSEHOLD PRODUCTS - 1.4%
   60,000   Kimberly-Clark Corp .................................      3,164,400
            INDUSTRIAL CONGLOMERATES - 1.9%
   20,000   3M Company ..........................................      1,150,800
  190,000   General Electric Company ............................      3,078,000
                                                                    ------------
                                                                       4,228,800
                                                                    ------------
            INSURANCE - 2.0%
   50,000   ACE Ltd. ............................................      2,646,000
   30,000   Hartford Financial Services Group, Inc. .............        492,600
   20,000   Lincoln National Corp. ..............................        376,800
   15,000   MetLife, Inc ........................................        522,900
   15,000   Prudential Financial, Inc. ..........................        453,900
                                                                    ------------
                                                                       4,492,200
                                                                    ------------
            INTERNET SOFTWARE & SERVICES - 0.9%
  145,700   eBay, Inc. (c) ......................................      2,033,972
                                                                    ------------
            IT SERVICES - 1.2%
  100,000   Paychex, Inc ........................................      2,628,000
                                                                    ------------
            MACHINERY - 2.6%
  131,000   Caterpillar, Inc. ...................................      5,851,770
                                                                    ------------
            MARINE - 0.6%
  140,000   Seaspan Corp. ......................................       1,244,600
                                                                    ------------
            MEDIA - 1.1%
  175,000   Regal Entertainment Group, Class A ..................      1,786,750
   30,000   Walt Disney (The), Company. .........................        680,700
                                                                    ------------
                                                                       2,467,450
                                                                    ------------
            MULTILINE RETAIL - 1.9%
  121,000   Target Corp. ........................................      4,178,130
                                                                    ------------
            OIL, GAS & CONSUMABLE FUELS - 19.2%
   60,000   BP PLC, SP ADR ......................................      2,804,400
   79,400   Chevron Corp. .......................................      5,873,218
  100,000   ConocoPhillips ......................................      5,180,000
  175,000   Copano Energy, LLC ..................................      2,042,250
  100,000   Energy Transfer Partners, L.P. (b) ..................      3,401,000

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

SHARES                          DESCRIPTION                             VALUE
-------     -----------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
  135,000   Exxon Mobil Corp. ...................................   $ 10,777,050
   60,000   Magellan Midstream Partners, L.P. (b) ...............      1,812,600
  115,000   Occidental Petroleum Corp. ..........................      6,898,850
   60,000   Total SA, SP ADR ....................................      3,318,000
   40,000   Williams Companies (The), Inc. ......................        579,200
                                                                    ------------
                                                                      42,686,568
                                                                    ------------
            PHARMACEUTICALS - 12.1%
  150,000   Abbott Laboratories .................................      8,005,500
  430,000   Bristol-Myers Squibb Company. .......................      9,997,500
  373,100   Pfizer, Inc. ........................................      6,607,601
   60,000   Wyeth ...............................................      2,250,600
                                                                    ------------
                                                                      26,861,201
                                                                    ------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.1%
  376,700   Annaly Capital Management, Inc. .....................      5,978,229
  550,000   MFA Mortgage Investments, Inc. ......................      3,239,500
                                                                    ------------
                                                                       9,217,729
                                                                    ------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
  399,800   Intel Corp. .........................................      5,861,068
  100,000   Microchip Technology, Inc. ..........................      1,953,000
                                                                    ------------
                                                                       7,814,068
                                                                    ------------
            SOFTWARE - 1.0%
  110,000   Microsoft Corp. .....................................      2,138,400
                                                                    ------------
            SPECIALTY RETAIL - 0.9%
  200,000   Limited Brands, Inc. ................................      2,008,000
                                                                    ------------
            TOBACCO - 3.2%
  140,000   Altria Group, Inc. ..................................      2,108,400
   30,000   Philip Morris International, Inc. ...................      1,305,300
   90,000   Reynolds American, Inc. .............................      3,627,900
                                                                    ------------
                                                                       7,041,600
                                                                    ------------
            TOTAL INVESTMENTS - 100.9%  .........................    224,739,533
            (Cost $327,023,661) (d)

NUMBER OF
CONTRACTS                       DESCRIPTION                             VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (3.2%)
            3M Company Call
      200   @ 60 due Jan 09 .....................................        (15,000)
                                                                    ------------
            Abbott Laboratories Call
    1,100   @ 55 due Jan 09 .....................................        (80,300)
                                                                    ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

NUMBER OF
CONTRACTS                       DESCRIPTION                             VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            ACE Ltd. Calls
      300   @ 55 due Jan 09 .....................................   $    (30,000)
      200   @ 60 due Feb 09 .....................................        (23,000)
                                                                    ------------
                                                                         (53,000)
                                                                    ------------
            Ameriprise Financial, Inc. Call
      150   @ 22.5 due Jan 09 ...................................        (25,500)
                                                                    ------------
            Annaly Capital Management, Inc. Calls
       67   @ 14 due Jan 09 .....................................        (13,400)
    3,700   @ 16 due Jan 09  ....................................       (255,300)
                                                                    ------------
                                                                        (268,700)
                                                                    ------------
            AT&T, Inc. Call
      900   @ 29 due Jan 09 .....................................        (41,400)
                                                                    ------------
            Bank of America Corp. Calls
      925   @ 15 due Jan 09 .....................................        (45,325)
    1,000   @ 17.5 due Jan 09 ...................................         (8,000)
                                                                    ------------
                                                                         (53,325)
                                                                    ------------
            Bank of New York Mellon (The) Corp. Calls
      200   @ 27.5 due Jan 09 ...................................        (42,800)
      400   @ 30 due Jan 09 .....................................        (32,000)
                                                                    ------------
                                                                         (74,800)
                                                                    ------------
            BP PLC, SP ADR Calls
      450   @ 45 due Jan 09 .....................................       (123,300)
      150   @ 50 due Jan 09 .....................................         (6,750)
                                                                    ------------
                                                                        (130,050)
                                                                    ------------
            Bristol-Myers Squibb Company Calls
    1,926   @ 25 due Jan 09 .....................................        (42,372)
    2,100   @ 22.5 due Jan 09 ...................................       (262,500)
      274   @ 25 due Feb 09 .....................................        (19,180)
                                                                    ------------
                                                                        (324,052)
                                                                    ------------
            Carnival Corp. Calls
    1,611   @ 25 due Jan 09 .....................................       (161,100)
      389   @ 22.5 due Jan 09 ...................................        (97,250)
                                                                    ------------
                                                                        (258,350)
                                                                    ------------
            Caterpillar, Inc. Call
    1,310   @ 42.5 due Jan 09 ...................................       (390,380)
                                                                    ------------
            Chevron Corp. Calls
      644   @ 75 due Jan 09 .....................................       (132,020)
      150   @ 80 due Jan 09 .....................................         (6,750)
                                                                    ------------
                                                                        (138,770)
                                                                    ------------
            Cisco Systems, Inc. Call
    2,952   @ 17.5 due Jan 09 ...................................        (53,136)
                                                                    ------------
            CIT Group, Inc. Call
    3,000   @ 5 due Jan 09 ......................................        (75,000)
                                                                    ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            Coca-Cola (The), Company Call
      700   @ 45 due Jan 09 .....................................   $    (94,500)
                                                                    ------------
            ConocoPhillips Calls
      300   @ 50 due Jan 09 .....................................       (100,500)
      700   @ 55 due Jan 09 .....................................        (62,300)
                                                                    ------------
                                                                        (162,800)
                                                                    ------------
            Darden Restaurants, Inc. Call
      500   @ 25 due Jan 09 .....................................       (160,000)
                                                                    ------------
            Diageo PLC, SP ADR Call
      780   @ 60 due Jan 09 .....................................        (46,800)
                                                                    ------------
            Dow Chemical (The), Company Calls
      300   @ 15 due Jan 09 .....................................        (30,000)
      400   @ 20 due Jan 09 .....................................         (2,800)
                                                                    ------------
                                                                         (32,800)
                                                                    ------------
            eBay, Inc. Call
      450   @ 14 due Jan 09 .....................................        (28,350)
                                                                    ------------
            Emerson Electric Company Call
      800   @ 35 due Jan 09 .....................................       (192,000)
                                                                    ------------
            Exelon Corp. Calls
      300   @ 55 due Jan 09 .....................................        (67,500)
      300   @ 60 due Feb 09 .....................................        (50,400)
                                                                    ------------
                                                                        (117,900)
                                                                    ------------
            Exxon Mobil Corp. Call
    1,350   @ 80 due Jan 09 .....................................       (321,300)
                                                                    ------------
            General Electric Company Calls
      900   @ 17.5 due Jan 09 ...................................        (17,100)
    1,000   @ 16 due Jan 09 .....................................        (80,000)
                                                                    ------------
                                                                         (97,100)
                                                                    ------------
            Hartford Financial Services Group, Inc. Call
      300   @ 17.5 due Jan 09 ...................................        (25,500)
                                                                    ------------
            Honeywell International, Inc. Call
    1,500   @ 35 due Jan 09 .....................................        (75,000)
                                                                    ------------
            Intel Corp. Call
    2,000   @ 16 due Jan 09 .....................................        (44,000)
                                                                    ------------
            International Business Machines Corp. Calls
      100   @ 85 due Jan 09 .....................................        (22,500)
      140   @ 90 due Jan 09 .....................................         (8,400)
                                                                    ------------
                                                                         (30,900)
                                                                    ------------

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            JPMorgan Chase & Company Calls
      300   @ 35 due Jan 09 .....................................   $    (11,100)
      300   @ 37.5 due Jan 09. ..................................         (4,500)
      550   @ 32.5 due Jan 09. ..................................        (60,500)
                                                                    ------------
                                                                         (76,100)
                                                                    ------------
            Kimberly-Clark Corp. Call
      600   @ 55 due Jan 09 .....................................        (36,000)
                                                                    ------------
            Limited Brands, Inc. Call
    2,000   @ 10 due Jan 09 .....................................       (120,000)
                                                                    ------------
            Lincoln National Corp. Call
      200   @ 20 due Jan 09 .....................................        (20,000)
                                                                    ------------
            McDonald's Corp. Call
      200   @ 62.5 due Jan 09 ...................................        (28,000)
                                                                    ------------
            Merrill Lynch & Company, Inc. Call
      800   @ 12.5 due Jan 09 ...................................        (44,000)
                                                                    ------------
            MetLife, Inc. Call
      150   @ 35 due Jan 09 .....................................        (37,500)
                                                                    ------------
            Occidental Petroleum Corp. Calls
      600   @ 55 due Jan 09 .....................................       (411,000)
      550   @ 60 due Jan 09 .....................................       (165,000)
                                                                    ------------
                                                                        (576,000)
                                                                    ------------
            Paychex, Inc. Calls
      200   @ 25 due Jan 09 .....................................        (30,500)
      800   @ 27.5 due Jan 09. ..................................        (24,000)
                                                                    ------------
                                                                         (54,500)
                                                                    ------------
            PepsiCo, Inc. Call
      300   @ 57.5 due Jan 09 ...................................        (10,800)
                                                                    ------------
            Pfizer, Inc. Calls
    1,500   @ 19 due Jan 09 .....................................        (22,500)
    1,731   @ 17.5 due Jan 09. ..................................       (121,170)
                                                                    ------------
                                                                        (143,670)
                                                                    ------------
            PPG Industries, Inc. Calls
      350   @ 40 due Jan 09 .....................................       (122,500)
      850   @ 45 due Jan 09 .....................................        (68,000)
                                                                    ------------
                                                                        (190,500)
                                                                    ------------
            Reynolds American, Inc. Call
      900   @ 45 due Feb 09 .....................................        (53,100)
                                                                    ------------

                        See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

NUMBER OF
CONTRACTS                        DESCRIPTION                            VALUE
---------   -----------------------------------------------------   ------------
CALL OPTIONS WRITTEN - (CONTINUED)
            S&P 500 Index Calls
      300   @ 905 due Jan 09 ....................................   $   (627,000)
      250   @ 895 due Jan 09 ....................................       (800,000)
                                                                    ------------
                                                                      (1,427,000)
                                                                    ------------
            Southern Company Call
    1,000   @ 40 due Feb 09 .....................................        (35,000)
                                                                    ------------
            Target Corp. Calls
      660   @ 35 due Jan 09 .....................................       (122,760)
      150   @ 40 due Jan 09 .....................................         (7,650)
      400   @ 37.5 due Jan 09. ..................................        (39,600)
                                                                    ------------
                                                                        (170,010)
                                                                    ------------
            Total SA, SP ADR Calls
      300   @ 50 due Jan 09 .....................................       (175,500)
      300   @ 60 due Jan 09 .....................................        (13,500)
                                                                    ------------
                                                                        (189,000)
                                                                    ------------
            U.S. Bancorp Call
    1,000   @ 25 due Jan 09 .....................................       (115,000)
                                                                    ------------
            United Technologies Corp. Call
      642   @ 55 due Jan 09 .....................................        (64,200)
                                                                    ------------
            Verizon Communications, Inc. Calls
    1,316   @ 35 due Jan 09 .....................................        (59,220)
      900   @ 32.5 due Jan 09. ..................................       (157,500)
                                                                    ------------
                                                                        (216,720)
                                                                    ------------
            Walt Disney (The), Company Call
      300   @ 22.5 due Jan 09 ...................................        (28,500)
                                                                    ------------
            Waste Management, Inc. Call
      400   @ 32.5 due Jan 09 ...................................        (50,000)
                                                                    ------------
            Williams Companies (The), Inc. Call
      400   @ 15 due Jan 09 .....................................        (24,000)
                                                                    ------------
            Wyeth Calls
      300   @ 40 due Jan 09 .....................................        (13,800)
      300   @ 37.5 due Jan 09. ..................................        (42,000)
                                                                    ------------
                                                                         (55,800)
                                                                    ------------
            TOTAL CALL OPTIONS WRITTEN - (3.2)% .................     (7,176,113)
               (Premiums received $8,449,321)
            NET OTHER ASSETS AND LIABILITIES - 2.3% .............      5,111,949
                                                                    ------------
            NET ASSETS - 100.0%                                     $222,675,369
                                                                    ============

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
DECEMBER 31, 2008

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Master Limited Partnership ("MLP")

(c)  Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $328,500,042. As of December 31, 2008, the aggregate unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,914,283 and the gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $105,674,792.

ADR  American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of inputs used to value the Fund's total investments as of December 31, 2008 is as follows (See Note 2A - Portfolio Valuation in the Notes to Financial Statements):

VALUATION INPUTS                                    INVESTMENTS
----------------                                   ------------
   Level 1 - Quoted Prices                         $224,739,533
   Level 1 - Quoted Prices - Written Options         (7,176,113)
   Level 2 - Other Significant Observable Inputs             --
   Level 3 - Significant Unobservable Inputs                 --
                                                   ------------
   TOTAL                                           $217,563,420
                                                   ============

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments, at value
   (Cost $327,023,661) ....................................       $ 224,739,533
Cash ......................................................           4,539,141
Prepaid expenses ..........................................               6,449
Receivables:
   Dividends ..............................................             881,457
                                                                  -------------
      Total Assets ........................................         230,166,580
                                                                  -------------
LIABILITIES:
Options written, at value (Premiums received $8,449,321) ..           7,176,113
Payables:
   Investment advisory fees ...............................             184,680
   Audit and tax fees .....................................              44,200
   Printing fees ..........................................              34,157
   Custodian fees .........................................              20,889
   Administrative fees ....................................              17,239
   Legal fees .............................................               8,799
   Transfer agent fees ....................................               2,608
   Trustees' fees and expenses ............................                  75
Accrued expenses and other liabilities ....................               2,451
                                                                  -------------
      Total Liabilities ...................................           7,491,211
                                                                  -------------
NET ASSETS ................................................       $ 222,675,369
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in capital ...........................................       $ 359,083,801
Par value .................................................             199,732
Accumulated net realized gain (loss) on investments sold
   and written options transactions .......................         (35,597,244)

Net unrealized appreciation (depreciation) on investments
   held and options written ...............................        (101,010,920)
                                                                  -------------
NET ASSETS ................................................       $ 222,675,369
                                                                  =============
NET ASSET VALUE, per Common Share (par value $0.01 per
   Common Share) ..........................................       $       11.15
                                                                  =============
Number of Common Shares outstanding (unlimited number of
   Common Shares has been authorized) .....................          19,973,164
                                                                  =============

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $27,930) .....       $  12,245,661
                                                                  -------------
   Total investment income ................................          12,245,661
                                                                  -------------
EXPENSES:
Investment advisory fees ..................................           2,984,307
Administrative fees .......................................             270,870
Legal fees ................................................             140,994
Custodian fees ............................................             126,224
Printing fees .............................................             101,381
Excise tax ................................................              59,938
Audit and tax fees ........................................              43,770
Trustees' fees and expenses ...............................              38,538
Transfer agent fees .......................................              37,676
Other .....................................................             100,103
                                                                  -------------
   Total expenses .........................................           3,903,801
                                                                  -------------
NET INVESTMENT INCOME .....................................           8,341,860
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ............................................         (70,820,030)
   Written options transactions ...........................          37,556,994
                                                                  -------------
Net realized gain (loss) ..................................         (33,263,036)
                                                                  -------------
Net change in unrealized appreciation (depreciation) on:
   Investments ............................................         (86,946,272)
   Written options held ...................................            (509,614)
                                                                  -------------
Net change in unrealized appreciation (depreciation) ......         (87,455,886)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...................        (120,718,922)
                                                                  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .............................................       $(112,377,062)
                                                                  =============

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR          YEAR
                                                                        ENDED          ENDED
                                                                     12/31/2008      12/31/2007
                                                                   -------------   ------------
OPERATIONS:
Net investment income (loss)...................................    $   8,341,860   $  2,884,989
Net realized gain (loss).......................................      (33,263,036)    30,931,417
Net change in unrealized appreciation (depreciation)...........      (87,455,886)    (6,282,958)
                                                                   -------------   ------------
Net increase (decrease) in net assets resulting from
   operations..................................................     (112,377,062)    27,533,448
                                                                   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................       (8,517,786)    (2,884,989)
Net realized gains.............................................       (2,088,601)   (30,214,538)
Return of capital..............................................      (21,350,675)            --
                                                                   -------------   ------------
Total distributions to shareholders............................      (31,957,062)   (33,099,527)
                                                                   -------------   ------------
Total increase (decrease) in net assets........................     (144,334,124)    (5,566,079)
NET ASSETS:
Beginning of year..............................................      367,009,493    372,575,572
                                                                   -------------   ------------
End of year....................................................    $ 222,675,369   $367,009,493
                                                                   =============   ============
Accumulated net investment income (loss) at end of year........    $          --   $         --
                                                                   =============   ============

                       See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      YEAR           YEAR           YEAR         YEAR          PERIOD
                                                      ENDED          ENDED          ENDED        ENDED          ENDED
                                                   12/31/2008   12/31/2007 (a)   12/31/2006   12/31/2005   12/31/2004 (b)
                                                   ----------   --------------   ----------   ----------   --------------
Net asset value, beginning of period ...........   $  18.38        $  18.65       $  18.99     $  19.97       $  19.10 (c)
                                                   --------        --------       --------     --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................       0.42            0.14           0.02         0.01          (0.01)
Net realized and unrealized gain (loss) ........      (6.05)           1.24           1.24         0.61           1.46
                                                   --------        --------       --------     --------       --------
Total from investment operations ...............      (5.63)           1.38           1.26         0.62           1.45
                                                   --------        --------       --------     --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................      (0.43)          (0.14)         (0.02)       (0.01)            --
Net realized gain ..............................      (0.10)          (1.51)         (1.58)       (1.59)         (0.54)
Return of capital ..............................      (1.07)             --             --           --             --
                                                   --------        --------       --------     --------       --------
Total distributions ............................      (1.60)          (1.65)         (1.60)       (1.60)         (0.54)
                                                   --------        --------       --------     --------       --------
Common Shares offering costs charged to paid-in
   capital .....................................         --              --             --           --          (0.04)
                                                   --------        --------       --------     --------       --------
Net asset value, end of period .................   $  11.15        $  18.38       $  18.65     $  18.99       $  19.97
                                                   ========        ========       ========     ========       ========
Market value, end of period ....................   $   8.85        $  16.14       $  18.41     $  17.12       $  20.00
                                                   ========        ========       ========     ========       ========
TOTAL RETURN BASED ON NET ASSET VALUE (d) (e) ..     (30.54)%          8.19%          7.09%        3.48%          7.29%
                                                   ========        ========       ========     ========       ========
TOTAL RETURN BASED ON MARKET VALUE (e) (f) .....     (37.22)%         (3.76)%        17.26%       (6.85)%         2.62%
                                                   ========        ========       ========     ========       ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $222,675        $367,009       $372,576     $379,245       $395,024
Ratio of total expenses to average net assets ..       1.31%           1.21%          1.24%        1.23%          1.26% (g)
Ratio of net investment income (loss) to average
   net assets ..................................       2.80%           0.76%          0.13%        0.04%         (0.09)% (g)
Portfolio turnover rate ........................        121%            174%           131%         266%            73%

----------
(a) On September 14, 2007, Chartwell Investment Partners, L.P. became the sub-advisor to the Fund.

(b) Initial seed date of August 17, 2004. The Fund commenced operations on August 26, 2004.

(c)  Net of sales load of $0.90 per Common Share on initial offering.

(d) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.

(e)  Total return is not annualized for periods less than one year.

(f) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share price.

(g)  Annualized.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

                              1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE"). The Fund's name was changed to its current name effective September 30, 2007, after the appointment of Chartwell Investment Partners, L.P. ("Sub-Advisor" or "Chartwell") as Sub-Advisor of the Fund.

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                               DECEMBER 31, 2008

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of December 31, 2008 is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell, consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the tax year ended December 31, 2008, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase in accumulated net investment income (loss) of $175,926, a decrease in accumulated net realized gain (loss) on investments of $115,987 and a decrease to paid-in capital of $59,939. Net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 is as follows:

Distributions paid from:        December 31, 2008   December 31, 2007
------------------------        -----------------   -----------------
Ordinary Income.............       $10,606,387         $31,958,437
Long-Term Capital Gains.....                --           1,141,090
Return of Capital...........        21,350,675                  --

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Net Investment Income...........  $          --
Net Unrealized Appreciation (Depreciation)....   (104,641,107)
Accumulated Capital and Other Losses..........    (31,967,057)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such loss against any future realized capital gains. At December 31, 2008, the Fund had available realized capital losses of $15,798,407 to offset future net capital gains through the fiscal year ending 2016.

POST-OCTOBER LOSSES. Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Fund intends to elect to defer net realized capital losses of $16,168,650 incurred from November 1, 2008 through December 31, 2008.

In June 2006, the FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken on a tax-return, and is effective for the Fund's current fiscal year. As of December 31, 2008, management has evaluated the application of FIN 48 to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures, if any.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, which means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written (sold).

Chartwell Investment Partners, L.P. ("Chartwell") manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc., formerly known as PFPC Inc., an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Audit Committee Chairman is paid $5,000 annually, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also, effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two-year terms. The officers and "Interested" Trustee receive no compensation from the trusts for serving in such capacities.

            4. PURCHASES AND SALES OF SECURITIES AND OPTIONS ACTIVITY

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments and options, for the year ended December 31, 2008, were $384,033,664 and $366,439,547, respectively.

Written option activity for the year ended December 31, 2008 was as follows:

                                                NUMBER
                                                  OF
                                               CONTRACTS      PREMIUMS
                                              ----------   -------------
WRITTEN OPTIONS
Options outstanding at December 31, 2007 ..       68,218    $  5,622,371
Options written ...........................    1,027,789     113,271,534
Options expired ...........................     (268,134)    (20,352,539)
Options exercised .........................      (37,785)     (3,874,426)
Options cancelled .........................     (731,371)    (86,217,619)
                                               ---------    ------------
Options outstanding at December 31, 2008 ..       58,717    $  8,449,321
                                               =========    ============

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

                               5. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

           6. CHANGES IN INVESTMENT STRATEGY AND CONCENTRATION POLICY

On December 10, 2007, the Board of Trustees approved a change in the Fund's investment strategy, effective on or about April 30, 2008, whereby the Fund intends to invest substantially all, but in no event less than 90%, of its Managed Assets in common stocks and other equity securities such as Real Estate Investment Trusts, Master Limited Partnerships and Investment Companies (including exchange-traded funds and business development companies).

At a Special Meeting of Shareholders of the Fund held on January 8, 2008, shareholders approved a change in the Fund's fundamental investment policy to provide that the Fund may not invest 25% or more of its total assets in securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The policy became effective on January 8, 2008.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

In 2008, securities markets have been significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The potential impact of the financial crisis on securities markets may prove to be significant and long-lasting and may have a substantial impact on the value of the Fund.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                DECEMBER 31, 2008

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST ENHANCED EQUITY INCOME
FUND:

We have audited the accompanying statement of assets and liabilities of First Trust Enhanced Equity Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Enhanced Equity Income Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


(DELOITTE & TOUCHE LLP)

Chicago, Illinois
February 24, 2009

ADDITIONAL INFORMATION

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                          DECEMBER 31, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares, will be automatically reinvested by PNC Global Investment Servicing (U.S.) Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                          DECEMBER 31, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the NYSE Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 14, 2008, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Form N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer to the Fund's public disclosure in such reports and that are required by Rule 30a-2 under the 1940 Act.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2008, 21.91% qualifies for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income 23.24% of its ordinary income distributions (including short-term capital gain), for the year ended December 31, 2008.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund (formerly known as First Trust/Gallatin Specialty Finance and Financial Opportunities Fund) and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 15,520,554, the number of votes against was 284,506 and the number of abstentions was 4,168,104. James A. Bowen, Richard
E. Erickson, Thomas R. Kadlec and Niel B. Nielson are the current and continuing Trustees.

BOARD OF TRUSTEES AND OFFICERS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                          DECEMBER 31, 2008 (UNAUDITED)

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN              OTHER
                                                                                        THE FIRST TRUST        TRUSTEESHIPS OR
NAME, ADDRESS, DATE OF BIRTH    TERM OF OFFICE AND         PRINCIPAL OCCUPATIONS          FUND COMPLEX          DIRECTORSHIPS
AND POSITION WITH THE FUND     LENGTH OF SERVICE(1)        DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE      HELD BY TRUSTEE
----------------------------   --------------------   -----------------------------   -------------------   ---------------------
                                                       INDEPENDENT TRUSTEES

Richard E. Erickson, Trustee   -    Two Year Term     Physician; President, Wheaton            60                    None
c/o First Trust Advisors L.P.                         Orthopedics; Co-owner and Co-
120 E. Liberty Drive,          -    Since Fund        Director (January 1996 to May
Suite 400 Wheaton, IL 60187         Inception         2007), Sports Med Center for
D.O.B.: 04/51                                         Fitness; Limited Partner,
                                                      Gundersen Real Estate Limited
                                                      Partnership Member, Sportsmed
                                                      LLC

Thomas R. Kadlec, Trustee      -    Three Year Term   Senior Vice President and                60           Director of ADM
c/o First Trust Advisors L.P.                         Chief Financial Officer (May                          Investor Services,
120 E. Liberty Drive,          -    Since Fund        2007 to Present), Vice                                Inc. and Director
Suite 400 Wheaton, IL 60187         Inception         President and Chief Financial                         of Archer Financial
D.O.B.: 11/57                                         Officer (1990 to May 2007),                           Services, Inc.
                                                       ADM Investor Services, Inc.
                                                      (Futures Commission
                                                      Merchant); President (May
                                                      2005 to Present), ADM
                                                      Derivatives, Inc.; Registered
                                                      Representative (2000 to
                                                      Present), Segerdahl &
                                                      Company, Inc., a FINRA member
                                                      (Broker-Dealer)

Robert F. Keith, Trustee       -    Three Year Term   President (2003 to Present)              60                    None
c/o First Trust Advisors L.P.                         Hibs Enterprises (Financial
120 E. Liberty Drive, Suite    -    Since June 2006   and Management Consulting);
400 Wheaton, IL 60187 D.O.B.:                         President (2001 to 2003),
11/56                                                 Aramark Management Services
                                                      LP; President and Chief
                                                      Operating Officer (1998 to
                                                      2003), ServiceMaster
                                                      Management Services LP

----------
(1) Currently, Robert F. Keith, as a Class I Trustee, is serving as a trustee until the Fund's 2011 annual meeting of shareholders. Richard E. Erickson and Thomas R. Kadlec, as Class II Trustees, are each serving as trustees until the Fund's 2009 annual meeting of shareholders. James A. Bowen and Niel B. Nielson, as Class III Trustees, are each serving as trustees until the Fund's 2010 annual meeting. Officers of the Fund have an indefinite term.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                          DECEMBER 31, 2008 (UNAUDITED)

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN              OTHER
                                                                                        THE FIRST TRUST        TRUSTEESHIPS OR
NAME, ADDRESS, DATE OF BIRTH    TERM OF OFFICE AND         PRINCIPAL OCCUPATIONS          FUND COMPLEX          DIRECTORSHIPS
AND POSITION WITH THE FUND     LENGTH OF SERVICE(1)        DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE      HELD BY TRUSTEE
----------------------------   --------------------   -----------------------------   -------------------   ---------------------
                                                INDEPENDENT TRUSTEES- (CONTINUED)

Niel B. Nielson, Trustee       -    Three Year Term   President (June 2002 to                               Director of Covenant
c/o First Trust Advisors L.P.                         Present), Covenant College               60           Transport Inc.
120 E. Liberty Drive, Suite    -    Since Fund
400 Wheaton, IL 60187               Inception
D.O.B.: 03/54

                                                        INTERESTED TRUSTEE

James A. Bowen(2), Trustee,    -    Three Year        President, First Trust                   60           Trustee of Wheaton
President, Chairman of the          Trustee Term      Advisors L.P. and First Trust                         College
Board and CEO                       and Indefinite    Portfolios L.P.; Chairman of
120 E. Liberty Drive, Suite         Officer Term      the Board of Directors,
400 Wheaton, IL 60187                                 BondWave LLC (Software
D.O.B.: 09/55                  -    Since Fund        Development Company/Broker-
                                    Inception         Dealer/Investment Advisor)
                                                      and Stonebridge Advisors LLC
                                                      (Investment Advisor)

NAME, ADDRESS AND DATE         POSITION AND OFFICES     TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS
OF BIRTH                             WITH FUND                  OF SERVICE             DURING PAST 5 YEARS
----------------------         --------------------   -----------------------------   ---------------------
                                     OFFICERS WHO ARE NOT TRUSTEES(3)

Mark R. Bradley 120 E.         Treasurer,             -    Indefinite Term            Chief Financial
Liberty Drive, Suite 400       Controller, Chief                                      Officer, First Trust
Wheaton, IL 60187 D.O.B.:      Financial Officer      -    Since Fund Inception       Advisors L.P. and
11/57                          and Chief Accounting                                   First Trust
                               Officer                                                Portfolios L.P.;
                                                                                      Chief Financial
                                                                                      Officer, BondWave LLC
                                                                                      (Software Development
                                                                                      Company/Broker-
                                                                                      Dealer/Investment
                                                                                      Advisor) and
                                                                                      Stonebridge Advisors
                                                                                      LLC (Investment
                                                                                      Advisor)

----------
(1) Currently, Robert F. Keith, as a Class I Trustee, is serving as a trustee until the Fund's 2011 annual meeting of shareholders. Richard E. Erickson and Thomas R. Kadlec, as Class II Trustees, are each serving as trustees until the Fund's 2009 annual meeting of shareholders. James A. Bowen and Niel B. Nielson, as Class III Trustees, are each serving as trustees until the Fund's 2010 annual meeting. Officers of the Fund have an indefinite term.

(2) Mr Bowen is deemed an "interested person" of the Fund due to his position as President of First Trust Advisors L.P., investment advisor of the Fund.

(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2008 (UNAUDITED)

NAME, ADDRESS AND DATE         POSITION AND OFFICES     TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS
OF BIRTH                             WITH FUND                  OF SERVICE             DURING PAST 5 YEARS
----------------------         --------------------   -----------------------------   ---------------------
                                 OFFICERS WHO ARE NOT TRUSTEES(3) - (CONTINUED)

James M. Dykas                 Assistant Treasurer    -    Indefinite Term            Senior Vice President
120 E. Liberty Drive,                                                                 (April 2007 to
Suite 400 Wheaton, IL 60187                           -    Since December 2005        Present), Vice
D.O.B.: 01/66                                                                         President (January
                                                                                      2005 to April 2007),
                                                                                      First Trust Advisors
                                                                                      L.P. and First Trust
                                                                                      Portfolios L.P.;
                                                                                      Executive Director
                                                                                      (December 2002 to
                                                                                      January 2005), Vice
                                                                                      President (December
                                                                                      2000 to December
                                                                                      2002), Van Kampen
                                                                                      Asset Management and
                                                                                      Morgan Stanley
                                                                                      Investment Management

Christopher R. Fallow          Assistant Vice         -    Indefinite Term            Assistant Vice
120 E. Liberty Drive,          President                                              President (August
Suite 400 Wheaton, IL 60187                           -    Since December 2006        2006 to Present),
D.O.B.: 04/79                                                                         Associate (January
                                                                                      2005 to August 2006),
                                                                                      First Trust Advisors
                                                                                      L.P. and First Trust
                                                                                      Portfolios L.P.;
                                                                                      Municipal Bond Trader
                                                                                      (July 2001 to January
                                                                                      2005), BondWave LLC
                                                                                      (Software Development
                                                                                      Company/Broker-
                                                                                      Dealer/Investment
                                                                                      Advisor)

W. Scott Jardine               Secretary and Chief    -    Indefinite Term            General Counsel,
120 E. Liberty Drive,          Compliance Officer                                     First Trust Advisors
Suite 400 Wheaton, IL 60187                           -    Since Fund Inception       L.P. and First Trust
D.O.B.: 05/60                                                                         Portfolios L.P.;
                                                                                      Secretary, BondWave
                                                                                      LLC (Software
                                                                                      Development
                                                                                      Company/Broker-
                                                                                      Dealer/Investment
                                                                                      Advisor) and
                                                                                      Stonebridge Advisors
                                                                                      LLC (Investment
                                                                                      Advisor)

----------
(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                          DECEMBER 31, 2008 (UNAUDITED)

NAME, ADDRESS AND DATE         POSITION AND OFFICES     TERM OF OFFICE AND LENGTH     PRINCIPAL OCCUPATIONS
OF BIRTH                             WITH FUND                  OF SERVICE             DURING PAST 5 YEARS
----------------------         --------------------   -----------------------------   ---------------------
                                OFFICERS WHO ARE NOT TRUSTEES(3) - (CONTINUED)

Daniel J. Lindquist            Vice President         -    Indefinite Term            Senior Vice President
120 E. Liberty Drive,                                                                 (September 2005 to
Suite 400 Wheaton, IL 60187                           -    Since December 2005        Present), Vice
D.O.B.: 02/70                                                                         President (April 2004
                                                                                      to September 005),
                                                                                      First Trust Advisors
                                                                                      L.P. and First Trust
                                                                                      Portfolios L.P.;
                                                                                      Chief Operating
                                                                                      Officer (January 2004
                                                                                      to April 2004), Mina
                                                                                      Capital Management,
                                                                                      LLC; Chief Operating
                                                                                      Officer (April 2000
                                                                                      to January 2004),
                                                                                      Samaritan Asset
                                                                                      Management Services,
                                                                                      Inc.

Coleen D. Lynch                Assistant Vice         -    Indefinite Term            Assistant Vice
120 E. Liberty Drive,          President                                              President (January
Suite 400 Wheaton, IL 60187                           -    Since July 2008            2008 to Present),
D.O.B.: 07/58                                                                         First Trust Advisors
                                                                                      L.P. and First Trust
                                                                                      Portfolios L.P.; Vice
                                                                                      President (May 1998
                                                                                      to January 2008), Van
                                                                                      Kampen Asset
                                                                                      Management and Morgan
                                                                                      Stanley Investment
                                                                                      Management

Kristi A. Maher                Assistant Secretary    -    Indefinite Term            Deputy General
120 E. Liberty Drive, Suite                                                           Counsel (May 2007 to
400 Wheaton, IL 60187                                 -    Since Fund Inception       Present), Assistant
D.O.B.: 12/66                                                                         General Counsel
                                                                                      (March 2004 to May
                                                                                      2007), First Trust
                                                                                      Advisors L.P. and
                                                                                      First Trust
                                                                                      Portfolios L.P.;
                                                                                      Associate (December
                                                                                      1995 to March 2004),
                                                                                      Chapman and Cutler
                                                                                      LLP

----------
(3) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

PRIVACY POLICY

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                         DECEMBER 31, 2008 (UNAUDITED)

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We may collect nonpublic personal information about you from the following sources:

- Information we receive from you or your broker-dealer, investment adviser or financial representative through interviews, applications, agreements or other forms;

-    Information about your transactions with us, our affiliates or others;

-    Information we receive from your inquiries by mail, e-mail or telephone;
     and

- Information we collect on our website through the use of "cookies." For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. The permitted uses include the disclosure of such information to unaffiliated companies for the following reasons:

- In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives and printers.

- We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund. Please note, however, that the California Financial Information Privacy Act contains an "opt out" mechanism that California consumers may use to prevent us from sharing nonpublic personal information with affiliates.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, the Fund restricts access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time; however, if we do change it, we will tell you promptly.

For questions about our policy, or for additional copies of this notice, please contact us at (800) 621-1675.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

[FIRST TRUST LOGO]

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item's instructions.

     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $35,500 for 2007 and $37,000 for 2008.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
(a) of this Item were $2,300 for 2007 and $0 for 2008. These fees were for additional audit work.

             AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the Registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $2,300 for 2007 and $0 for 2008. These fees were for additional audit work.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $4,850 for 2007 and $5,000 for 2008. These fees were for tax preparation.

             TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the Registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0 for 2007 and $0 for 2008.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2007 and $0 for 2008.

             ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) for the Registrant and the Registrant's  investment adviser of this

         Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2007 were $4,850 and $7,000 for the Registrant and the Registrant's investment adviser, respectively, and for 2008 were $5,000 and $12,143, for the Registrant and the Registrant's investment adviser, respectively.

     (h) The Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.

ITEM 6. INVESTMENTS.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PURPOSE. Chartwell Investment Partners ("Chartwell") has adopted these Proxy Voting Policies and Procedures ("Policies") to seek to ensure that it exercises voting authority on behalf of Chartwell clients in a manner consistent with the best interests of each client and its agreement with the client.

SCOPE. These Policies apply where clients have delegated the authority and responsibility to Chartwell to decide how to vote proxies. Chartwell does not accept or retain authority to vote proxies in accordance with individual client guidelines. Clients that wish to arrange to vote proxies in accordance with their own guidelines may elect to do so at any time by notifying Chartwell. Chartwell generally will follow these Policies if asked to make recommendations about proxy voting to clients who request that advice but have not delegated proxy voting responsibility to Chartwell.

GUIDING PRINCIPLES. Chartwell believes that voting proxies in the best interests of each client means making a judgment as to what voting decision is most likely to maximize total return to the client as an investor in the securities being voted, and casting the vote accordingly. For this reason, Chartwell's evaluation of the possible impact of a proxy vote on the economic interests of company shareholders similarly situated to Chartwell's clients will be the primary factor governing Chartwell's proxy voting decisions.

USE OF INDEPENDENT PROXY VOTING SERVICE. Chartwell has retained Institutional Shareholder Services, Inc., ("ISS") an independent proxy voting service, to assist it in analyzing specific proxy votes with respect to securities held by Chartwell clients and to handle the mechanical aspects of casting votes. Historically, Chartwell has placed substantial reliance on ISS' analyses and recommendations and generally gives instructions to ISS to vote proxies in accordance with ISS' recommendations, unless Chartwell reaches a different conclusion than ISS about how a particular matter should be voted. ISS proxy voting recommendations typically are made available to Chartwell about a week before the proxy must be voted, and are reviewed and monitored by members of the Proxy Voting Committee (and, in certain cases, by Chartwell portfolio managers), with a view to determining whether it is in the best interests of Chartwell's clients to vote proxies as recommended by ISS, or whether client proxies should be voted on a particular proposal in another manner.

ADMINISTRATION OF POLICIES. Chartwell has established a Proxy Voting Committee to oversee and administer the voting of proxies on behalf of clients, comprised of approximately five representatives of the firm's compliance and operations departments. The Committee's responsibilities include reviewing and updating these Policies as may be appropriate from time to time; identifying and resolving any material conflicts of interest on the part of Chartwell or its personnel that may affect particular proxy votes; evaluating and monitoring, on an ongoing basis, the analyses, recommendations and other services provided by ISS or another third party retained to assist Chartwell in carrying out its proxy voting responsibilities; when deemed appropriate by the Committee, consulting with Chartwell portfolio managers and investment professionals on particular proposals or categories of proposals presented for vote; and determining when and how client proxies should be voted other than in accordance with the general rules and criteria set forth in Chartwell's Proxy Voting Guidelines or with the recommendations of ISS or another independent proxy voting service retained by Chartwell. Chartwell maintains a copy of the AFL-CIO Key Votes Survey which is a list of proposals and meetings based on the AFL-CIO Proxy Voting Guidelines. This list includes the company, item number, proposal, recommendation and date of the meeting. Chartwell votes in accordance with these recommendations. In situations where ISS does not vote a proxy (as on behalf of LP's or LLC's), Chartwell generally votes with company management.

CONFLICTS OF INTEREST. It is Chartwell's policy not to exercise its authority to decide how to vote a proxy if there is a material conflict of interest between Chartwell's interests and the interests of the client that owns the shares to be voted that could affect the vote on that matter. To seek to identify any such material conflicts, a representative of the Proxy Voting Committee screens all proxies and presents any potential conflicts identified to the Committee for determination of whether the conflict exists and if so, whether it is material.

Conflicts of interest could result from a variety of circumstances, including, but not limited to, significant personal relationships between executive officers of an issuer and Chartwell personnel, a current or prospective investment adviser-client relationship between an issuer or a pension plan sponsored by an issuer and Chartwell, a significant ownership interest by Chartwell or its personnel in the issuer and various other business, personal or investment relationships. Generally, a current or prospective adviser-client relationship will not be considered material for these purposes if the net advisory revenues to Chartwell have not in the most recent fiscal year and are not expected in the current fiscal year to exceed 1/2 of 1 percent of Chartwell's annual advisory revenue.

In the event the Committee determines that there is a material conflict of interest that may affect a particular proxy vote, Chartwell will NOT make the decision how to vote the proxy in accordance with these Policies unless the Policies specify how votes shall be cast on that particular type of matter, i.e., "for" or "against" the proposal. Where the Policies provide that the voting decision will be made on a "case-by-case" basis, Chartwell will either request the client to make the voting decision, or the vote will be cast in accordance with the recommendations of ISS or another independent proxy voting service retained by Chartwell for that purpose. Chartwell also will not provide advice to clients on proxy votes without first disclosing any material conflicts to the client requesting such advice.

WHEN CHARTWELL DOES NOT VOTE PROXIES. Chartwell may not vote proxies respecting client securities in certain circumstances, including, but not limited to, situations where (a) the securities are no longer held in a client's account;
(b) the proxy and other relevant materials are not received in sufficient time to allow analysis or an informed vote by the voting deadline; (c) Chartwell concludes that the cost of voting the proxy will exceed the expected potential benefit to the client; or (d) the securities have been loaned out pursuant to a client's securities lending program and are unavailable to vote.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Adviser"), founded in 1997, is an employee-owned investment firm focusing on institutional, sub-advisory and private client relationships. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process. The Portfolio Management Team consists of the following:

PORTFOLIO MANAGEMENT TEAM
BERNARD P. SCHAFFER

MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
Mr. Schaffer is a founding partner of Chartwell and has 37 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund, he focuses on securities in the Energy, Financials and Staples industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds. These funds utilize option strategies to generate portfolio gains. Mr. Schaffer earned a Bachelor's degree in Economics from Villanova University and an MBA from the University of Pennsylvania's Wharton School.

DOUGLAS W. KUGLER, CFA
PRINCIPAL, PORTFOLIO MANAGER
Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 11 years of investment industry experience. His areas of focus include the Transportation and Consumer Discretionary segments of the market. From 1993 to 2003, he held several positions at Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity Department and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler holds the CFA designation and is a member of the CFA Institute and the CFA Society of Philadelphia, and earned a Bachelor's degree in Accounting from the University of Delaware.

KEVIN A. MELICH, CFA
MANAGING PARTNER, SENIOR PORTFOLIO MANAGER
Mr. Melich is a founding partner of Chartwell and has 44 years of investment industry experience. He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high yield equity institutional portfolios. His areas of focus are in the Automotive, Machinery, Office Electronics and REIT industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983, Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to 1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of Security Trust Company. Mr. Melich holds the CFA designation and is a member of the CFA Institute and the CFA Society of Philadelphia, and earned a Bachelor of Science degree in economics from St. John Fisher College.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

    OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

              The information in the table below is as of December 31, 2008 (assets in millions).



                                                                                                                     TOTAL
                                                                                                                  ASSETS FOR
                                                                                                # OF ACCOUNTS        WHICH
                                                                                                 MANAGED FOR       ADVISORY
                                                                    TOTAL # OF                  WHICH ADVISORY      FEE IS
 NAME OF PORTFOLIO MANAGER OR                                        ACCOUNTS       TOTAL      FEE IS BASED ON     BASED ON
          TEAM MEMBER                    TYPE OF ACCOUNTS*            MANAGED       ASSETS        PERFORMANCE     PERFORMANCE

1.   Bernard P. Schaffer          Registered Investment Companies:       1           $41.2             0               $0
                                  Other Pooled Investment                0            $0               0               $0
                                  Vehicles:
                                  Other Accounts:                        26         $356.8             0               $0

2.  Kevin A. Melich               Registered Investment Companies:       1           $41.2             0               $0
                                  Other Pooled Investment                0            $0               0               $0
                                  Vehicles:
                                  Other Accounts:                        26         $356.8             0               $0

3.  Douglas W. Kugler             Registered Investment Companies:       1           $41.2             0               $0
                                  Other Pooled Investment                0            $0               0               $0
                                  Vehicles:
                                  Other Accounts:                        26         $356.8             0               $0

POTENTIAL CONFLICTS OF INTERESTS

The portfolio managers manage other accounts for Chartwell including the Chartwell Dividend and Income Fund, (CWF) and institutional portfolios of similar investment styles. None of these portfolio managers manage any hedge funds nor any accounts with performance-based fees.

When registered funds and investment accounts are managed side-by-side, firm personnel must strictly follow the policies and procedures outlined in our Trade Allocation Policy to ensure that accounts are treated in a fair and equitable manner, and that no client or account is favored over another. When registered funds and investment accounts are trading under the same investment product, and thus trading the same securities, shares are allocated on a pro-rata basis based on market value, and all portfolios obtain the same average price.

On a monthly  basis,  a member of  Chartwell's  Compliance  Group,  oversees the performance calculation process handled in Operations, and completes a spreadsheet of monthly portfolio returns by client. This person provides this spreadsheet to the CEO, CCO and various investment personnel for their review.
Any performance dispersion noted by anyone on the distribution list is investigated by a member of Chartwell's Compliance Group by reviewing the underlying transactional detail, holdings & security weightings by portfolio. This monthly process ensures that all portfolios that are managed under the same investment product are treated fairly, and traded in accordance with firm policy.

(A)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

The compensation paid to a Chartwell portfolio manager and analyst consists of base salary, annual bonus, ownership distribution, and an annual profit-sharing contribution to the firm's retirement plan.

A portfolio manager's and analyst's base salary is determined by Chartwell's Compensation Committee and is reviewed at least annually. A portfolio manager's and analyst's experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary. Industry benchmarking is utilized by the Compensation Committee on an annual basis.

Annual bonuses are determined by the Compensation Committee based on a number of factors. The primary factor is a performance-based compensation schedule that is applied to all accounts managed by a portfolio manager within a particular investment product, and is not specific to any one account. The bonus is calibrated based on the gross composite performance of such accounts versus the appropriate benchmark and peer group rankings. Portfolio construction, sector and security weighting, and performance are reviewed by the Compliance Committee and Compensation Committee to prevent a manager from taking undue risks. Additional factors used to determine the annual bonus include the portfolio manager's contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group as well as the firm.

Ownership distributions are paid to a portfolio manager and analyst based on the portfolio manager's and analyst's ownership interest, or percentage limited partnership interest, in Chartwell multiplied by total net cash distributions paid during the year.

 (A)(4)  DISCLOSURE OF SECURITIES OWNERSHIP

         The information below is as of December 31, 2008:

              NAME OF PORTFOLIO MANAGER OR         DOLLAR RANGE OF FUND SHARES
                       TEAM MEMBER                     BENEFICIALLY OWNED

         Bernard P. Schaffer                                $0
         Kevin A. Melich                                    $0
         Douglas W. Kugler                                  $0


(B)      Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST ENHANCED EQUITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     2/26/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     2/26/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     2/26/09
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.